EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 1,113,900	$ 736,900
Salaries, short-term incentives and other benefits	28,841	13,582
Post-employment benefits	2,198	1,581
Share-based payments	26,567	23,475
Total	$ 57,606	$ 38,638